DEAR SHAREHOLDERS:

We are pleased to provide this report for Charter Large Company Stock Index Fund (the "Fund") covering the six months ended June 30, 2000.

THE MARKET ENVIRONMENT

The only constant in the U.S. equity markets during the first quarter of the new millennium seemed to be volatility. Investors moved between bargain-hunting in "old economy" stocks and perceived opportunities for relative value rotation within "new economy" stocks.

Many of the large cap high technology names which had achieved new highs in the final days of 1999, including Microsoft, Yahoo!, Lucent and America Online, were down from their highs 15% to 25% by the end of January -- dragging the S&P 500(R) Index with them. By February 25, the Index had declined 8%. However, the trend toward value stocks was dramatically reversed in March, as investors returned to high growth technology names, driving the Index to its single highest monthly return -- 9.7% -- in nine years. As a result, the S&P 500(R) rebounded to provide a 2.29% return for the full quarter. The Fund's Institutional Class performed in line with the Index for the same period, generating a net total return of 2.29%.

During the second quarter, U.S. equity markets were heavily influenced by events unfolding in the domestic fixed income markets. Despite several early signals that growth was slowing, the Federal Reserve (Fed) continued to raise interest rates, increasing the federal funds rate to 6.50% in May, its highest level since 1991.

Projected capital cost increases and wage pressures, along with several high-profile reported earnings misses, pulled the S&P 500(R) Index down 5% over the first two months of the quarter. However, later in the quarter U.S. equity markets staged a mild rally, convinced that the state of fixed income markets provided further evidence of an economic slowdown. Consequently, rates were left unchanged at the Fed's June meeting.


                                                                               _
                                                                               1

The S&P 500(R) Index was able to recover a portion of its previous losses, finishing with a quarterly total return of -2.66%. On a year-to-date basis, the return of the Index is down 0.42%, which represents its first negative semi-annual return since 1994. In this environment, the Charter Large Company Stock Index Fund Institutional Class has tracked its benchmark, generating a -2.80% net total return during the quarter and a -0.57% return year to date. (The Premier and Retail Classes commenced operations on 1/21/2000 and returned 1.25% and 0.92% through 6/30/2000.)

"Old economy" stocks, whose earnings are perceived to be most vulnerable to increasing costs of capital, continued to suffer most. These "value" stocks became an even greater value during the quarter, as the S&P 500/BARRA Value Index, which lost 4.30%, lagged the results of the S&P 500/BARRA Growth Index, which lost 1.47%. Mid-cap stocks, as measured by the S&P MidCap 400/BARRA Value Index, which slipped 3.30%, gave back some of their considerable first quarter gains, while the S&P SmallCap 600 Index, which advanced 1.01%, generated the most attractive returns.

Technology stocks, which remain the single largest sector of the Index, continued to forfeit previous gains. Returns for this group were further depressed by Microsoft's antitrust woes, as the software giant finished the quarter with a -9.20% total return. Defensive stocks gained on growing expectations of an economic slowdown; the health care, consumer staples, energy and utilities sectors were the best performers.

As was the case in the first quarter, the growing market breadth has continued to afford active managers the opportunity to outperform passive managers. According to Lipper Analytical Services, the majority of stock funds have outperformed the S&P 500(R) for the first half of 2000, although results posted by both types of managers have lagged the results of the average money market account.


_
2



OUTLOOK

Federal Reserve Chairman Alan Greenspan has cautioned that we could be close to the end of this tightening cycle. A shift in assets from overpriced technology names to undervalued and ignored components of the equity markets has already begun. However, while specific sectors appear to be capable of delivering solid returns, the broad equity market, as represented by the S&P 500(R) Index, will be faced with a number of challenges over the remainder of the year. The cash flows into equity mutual funds that have supported market levels for some time have slowed significantly, according to the Investment Company Institute. Additionally, the wealth effect that has fueled demand appears to be dissipating. Sustained increases in corporate borrowing rates and rising business costs for labor and energy have begun to erode profit margins. Although earnings growth has surpassed its peak, earnings disappointments are likely to increase. However, an economic slowdown should support positive, yet unspectacular, equity returns going forward.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER LARGE COMPANY STOCK INDEX FUND


                                                                               _
                                                                               3

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES
JUNE 30, 2000 (UNAUDITED)

                                                               MARKET
                                             NUMBER OF          VALUE
                                               SHARES           (000)
----------------------------------------------------------------------
COMMON STOCKS - 97.0%
General Electric Co.                          192,600      $   10,208
Intel Corp.                                    65,200           8,716
Cisco Systems, Inc.*                          135,400           8,606
Microsoft Corp.*                              102,400           8,192
Pfizer, Inc.                                  122,500           5,880
Exxon Corp.                                    67,747           5,318
Wal-Mart Stores, Inc.                          86,700           4,996
Oracle Systems Corp.*                          55,150           4,636
Citigroup, Inc.                                65,946           3,955
Nortel Networks Corp.                          57,620           3,933
International Business Machines Corp.          34,500           3,780
Lucent Technologies, Inc.                      63,330           3,752
American International Group, Inc.             30,012           3,526
Merck & Co., Inc.                              44,700           3,425
EMC  Corp.*                                    42,174           3,245
SBC Communications, Inc.                       66,206           2,863
Sun Microsystems, Inc.*                        30,900           2,810
Coca-Cola Co.                                  48,300           2,774
Johnson & Johnson                              27,200           2,761
Royal Dutch Petroleum Co.                      41,900           2,579
WORLDCOM, Inc.                                 55,520           2,547
Dell Computer Corp.*                           50,200           2,475
Hewlett-Packard Co.                            19,500           2,435
America Online, Inc.*                          44,600           2,353
A T & T Corp.                                  73,035           2,310
Home Depot, Inc.                               45,000           2,247


_
4


                                                               MARKET
                                              NUMBER OF         VALUE
                                                SHARES          (000)
----------------------------------------------------------------------
Bristol-Myers Squibb Co.                       38,400        $  2,237
Lilly (Eli) & Co.                              22,000           2,197
Texas Instruments, Inc.                        31,800           2,184
Viacom, Inc., Class B*                         29,788           2,031
Time Warner, Inc.                              25,600           1,946
Morgan Stanley, Dean Witter, Discover & Co.    22,000           1,832
Disney (Walt) Co.                              40,500           1,572
BellSouth Corp.                                36,800           1,569
Tyco International Ltd.                        33,066           1,567
Bell Atlantic Corp.                            30,114           1,530
American Home Products Corp.                   25,500           1,498
Corning, Inc.                                   5,400           1,457
Procter & Gamble Co.                           25,400           1,454
Schering-Plough Corp.                          28,700           1,449
Applied Materials, Inc.*                       15,700           1,423
Amgen, Inc.*                                   20,000           1,405
Bank America Corp.                             32,216           1,385
American Express Company                       26,000           1,355
Abbott Laboratories                            30,100           1,341
Yahoo Inc.*                                    10,600           1,313
Pharmacia & Upjohn, Inc.                       24,719           1,278
PepsiCo, Inc.                                  28,000           1,244
Wells Fargo & Co.                              31,400           1,217
Motorola, Inc.                                 41,535           1,207
Philip Morris Companies, Inc.                  44,500           1,182
Medtronic, Inc.                                23,400           1,166
GTE Corp.                                      18,700           1,164



The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               5

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                           MARKET
                                             NUMBER OF      VALUE
                                               SHARES        (000)
----------------------------------------------------------------------
Chase Manhattan Corp.                        24,150     $  1,112
Chevron Corp.                                12,800        1,086
Sprint Corp. (PCS Group)                     17,800        1,059
Federal National Mortgage Association        19,600        1,023
Ford Motor Co.                               23,600        1,015
Micron Technology, Inc.                      10,800          951
Enron Corp.                                  14,200          916
Nextel Communications, Inc.*                 14,800          906
du Pont (E.I.) de Nemours & Co.              20,429          894
Schwab (Charles) Corp.                       26,475          890
Sprint Corp.                                 17,000          867
Qualcomm, Inc.*                              14,400          864
Merrill Lynch & Co., Inc.                     7,500          863
Veritas Software Corp.                        7,600          859
McDonald's Corp.                             26,000          856
U.S. WEST, Inc.                               9,894          848
Compaq Computer Corp.                        33,097          846
Schlumberger Ltd.                            11,100          828
MediaOne Group, Inc.*                        12,000          794
Boeing Co.                                   17,650          738
Gillette Co.                                 20,300          709
Comcast Corp., Class A                       17,500          709
Colgate-Palmolive Co.                        11,400          683
Duke Energy Co.                              11,900          671
Bank of New York, Inc.                       14,400          670
Automatic Data Processing, Inc.              12,300          659
Anheuser-Busch Companies, Inc.                8,800          657
Agilent Technologies                          8,814          650


The Notes to Financial Statements are an integral part of these statements.

_
6

                                                            MARKET
                                             NUMBER OF       VALUE
                                               SHARES        (000)
----------------------------------------------------------------------
Minnesota Mining and Manufacturing Co.        7,800        $    644
Siebel Systems, Inc.                          3,900             638
Walgreen Co.                                 19,700             634
Kimberly-Clark Corp.                         10,900             625
General Motors Corp.                         10,600             615
FleetBoston Financial Corp.                  17,512             595
BancOne Corp.                                22,402             595
Computer Associates International, Inc.      11,600             594
Texaco, Inc.                                 10,800             575
Federal Home Loan Mortgage Corp.             13,600             551
United Technologies Corp.                     9,300             548
Marsh & McLennan Companies, Inc.              5,200             543
Tellabs, Inc.*                                7,900             541
Honeywell, Inc.                              15,462             521
GAP, Inc.                                    16,650             520
Xilinx Inc.*                                  6,300             520
Analog Devices Inc.*                          6,800             517
Target Corp.                                  8,900             516
Emerson Electric Co.                          8,400             507
Clear Channel Communications, Inc.*           6,600             495
ADC Telecommunications, Inc.*                 5,900             495
Seagram Company Ltd.                          8,500             493
Alcoa, Inc.                                  16,944             491
Solectron Corp.*                             11,600             486
Network Appliance, Inc.*                      6,000             483
Unilever NV                                  11,192             481
First Union Corp.                            19,270             478
Global Crossing Ltd.*                        17,140             451


The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               7

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                              MARKET
                                             NUMBER OF         VALUE
                                               SHARES           (000)
----------------------------------------------------------------------
Safeway, Inc.*                                9,700        $    438
MBNA Corp.                                   15,675             425
First Data Corp.                              8,200             407
Halliburton Co.                               8,600             406
Firstar Corp.                                19,200             404
Baxter International, Inc.                    5,700             401
Altera Corp.                                  3,900             398
Cardinal Health, Inc.                         5,350             396
Linear Technology Corp.                       6,100             390
Dow Chemical Co.                             12,900             389
3Com Corp.*                                   6,700             386
Household International, Inc.                 9,178             381
Bestfoods, Inc.                               5,500             381
Electronics Data Systems Corp.                9,200             380
Fifth Third Bancorp                           6,000             380
Alltel Corp.                                  6,100             378
Maxim Integrated Products, Inc.*              5,500             374
Eastman Kodak Co.                             6,200             369
AES Corp.                                     8,000             365
Kroger Co.                                   16,300             360
Kohls Corp.*                                  6,400             356
Williams Companies, Inc.                      8,500             352
Morgan (J.P.) & Co.                           3,200             350
Gateway, Inc.*                                6,200             350
Mellon Financial Corp.                        9,600             350
Illinois Tool Works, Inc.                     5,900             336
Apple Computer, Inc.*                         6,400             335
HCA Healthcare Co.                           11,000             334


The Notes to Financial Statements are an integral part of these statements.

_
8

                                                          MARKET
                                          NUMBER OF        VALUE
                                             SHARES        (000)
-----------------------------------------------------------------
State Street Corp.                            3,100      $   329
Sara Lee Corp.                               16,900          326
Allstate Corp.                               14,500          323
Associates First Capital Corp., Class A      14,264          318
LSI Logic Corp.*                              5,800          314
Omnicom Group, Inc.                           3,500          312
Gannett Co., Inc.                             5,200          311
CIGNA Corp.                                   3,300          309
CVS Corp.                                     7,700          308
Lowes Companies, Inc.                         7,500          308
Washington Mutual, Inc.                      10,640          307
Paychex, Inc.                                 7,275          306
Medimmune, Inc.*                              4,100          303
Heinz (H.J.) Co.                              6,900          302
Conoco, Inc.                                 12,219          300
Adobe Systems, Inc.                           2,300          299
Guidant Corp.*                                6,000          297
Southern Company                             12,600          294
American General Corp.                        4,800          293
Costco Companies, Inc.*                       8,700          287
Northern Trust Corp.                          4,400          286
United Healthcare Corp.                       3,300          283
U.S. Bancorp, Inc.                           14,690          283
International Paper Co.                       9,465          282
Comverse Technology, Inc.*                    3,000          279
Albertson's, Inc.                             8,288          276
Sysco Corp.                                   6,500          274
PNC Bank Corp.                                5,800          272



The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               9

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                                MARKET
                                             NUMBER OF          VALUE
                                               SHARES           (000)
----------------------------------------------------------------------
Xerox Corp.                                    13,000       $  270
SunTrust Banks, Inc.                            5,900          270
PE-Corp., Biosystems Group                      4,000          264
Sanmina Corp.*                                  3,000          257
Coastal Corp.                                   4,200          256
Interpublic Group of Companies, Inc.            5,900          254
Phillips Petroleum Co.                          5,000          253
Best Buy Co., Inc.*                             4,000          253
Providian Corp.                                 2,750          248
Computer Sciences Corp.                         3,300          246
Teradyne, Inc.*                                 3,300          243
Seagate Technology, Inc.*                       4,400          242
Campbell Soup Company                           8,300          242
Hartford Financial Services Group               4,300          241
Aflac, Inc.                                     5,200          239
Caterpillar, Inc.                               7,000          237
Carnival Corp.                                 12,100          236
Kellogg Co.                                     7,900          235
Harley Davidson, Inc.                           6,000          231
Waste Management, Inc.                         12,095          230
El Paso Energy Corp.                            4,500          229
General Mills, Inc.                             5,900          226
Sears, Roebuck & Company                        6,900          225
Advanced Micro Devices, Inc.                    2,900          224
Scientific-Atlanta, Inc.                        3,000          224
Lehman Brothers Holdings, Inc.                  2,300          217
Wachovia Corp.                                  4,000          217
Fedex Corp.*                                    5,700          217


The Notes to Financial Statements are an integral part of these statements.


__
10


                                                                MARKET
                                             NUMBER OF           VALUE
                                               SHARES            (000)
----------------------------------------------------------------------
Transocean Sedco Forex, Inc.*                   4,042         $   216
NIKE, Inc., Class B                             5,400             215
Tribune Co.                                     6,100             214
KLA Tencor Corp.*                               3,600             211
Avon Products, Inc.                             4,700             209
Chubb Corp.                                     3,400             209
Pitney-Bowes, Inc.                              5,200             208
National City Corp.                            12,100             206
Clorox Co.                                      4,600             206
Baker Hughes, Inc.                              6,440             206
McGraw-Hill, Inc.                               3,800             205
Conexant Systems, Inc.*                         4,200             204
General Dynamics Corp.                          3,900             204
Dominion Resources, Inc.                        4,668             200
Weyerhaeuser Co.                                4,600             198
Quaker Oats Co.                                 2,600             195
Kansas City Southern Industries, Inc.*          2,200             195
Allergan, Inc.                                  2,600             194
Cendant Corp.*                                 13,785             193
National Semiconductor Corp.*                   3,400             193
Lockheed Martin Corp.                           7,700             191
Burlington Northern Santa Fe Corp.              8,300             190
Southwest Airlines Co.                          9,887             185
American Electric Power Co., Inc.               6,320             185
Biogen, Inc.*                                   2,900             185
PG & E Corp.                                    7,500             185
Molex, Inc.                                     3,825             184
Wrigley (Wm.) Jr. Company                       2,300             184



The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              11

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                             MARKET
                                          NUMBER OF          VALUE
                                            SHARES           (000)
----------------------------------------------------------------------
ConAgra, Inc.                                 9,600       $  183
Union Pacific Corp.                           4,900          182
Limited, Inc.                                 8,400          182
Radio Shack Corp.                             3,800          180
Aetna, Inc.                                   2,800          180
Boston Scientific Corp.*                      8,100          178
Marriott International, Inc.                  4,900          177
BMC Software, Inc.*                           4,800          175
Mercury Interactive Corp.                     1,800          174
Capital One Financial Corp.                   3,900          174
FPL Group, Inc.                               3,500          173
Reliant Energy, Inc.                          5,822          172
Deere & Co.                                   4,600          170
Lexmark International Group, Inc.*            2,500          168
Nabisco Group Holding Corp.                   6,400          166
Tenet Healthcare Corp.*                       6,100          165
BB and T Corp.                                6,800          162
Dover Corp.                                   4,000          162
Burlington Resources, Inc.                    4,210          161
Delphi Automotive Systems Corp.              11,020          160
TXU Corp                                      5,400          159
Textron, Inc.                                 2,900          158
May Department Stores Co.                     6,550          157
Masco Corp.                                   8,700          157
Aon Corp.                                     5,050          157
Unocal Corp.                                  4,700          156
Convergy Corp.                                3,000          156
American Power Conversion Co.                 3,800          155



The Notes to Financial Statements are an integral part of these statements.

__
12

                                                              MARKET
                                           NUMBER OF          VALUE
                                             SHARES           (000)
----------------------------------------------------------------------
Key Corp.                                     8,700       $  153
U.S. Marathon Group                           6,100          153
Occidental Petroleum Corp.                    7,200          152
St. Paul Companies, Inc.                      4,428          151
PPG Industries, Inc.                          3,400          151
Public Service Enterprises Group, Inc.        4,300          149
Franklin Resource, Inc.                       4,900          149
Avery Dennison Corp.                          2,200          148
Rohm & Haas Co.*                              4,253          147
Newell Rubbermaid, Inc.                       5,510          142
Novellus Systems, Inc.*                       2,500          141
Staples, Inc.*                                9,150          141
Becton, Dickinson and Co.                     4,900          141
Barrick Gold Corp.                            7,700          140
Edison International                          6,800          139
Air Products & Chemicals, Inc.                4,500          139
Danaher Corp.                                 2,800          138
Federated Department Stores, Inc.*            4,100          138
Starbucks Corp.*                              3,600          137
Lincoln National Corp.                        3,800          137
Comerica, Inc.                                3,050          137
Unicom Corp.                                  3,500          135
Coca-Cola  Enterprises, Inc.                  8,300          135
Alcan Aluminum Ltd.                           4,300          133
PECO Energy Co.                               3,300          133
Circuit City Stores, Inc.                     4,000          133
Dow Jones & Co., Inc.                         1,800          132
Hershey Foods Corp.                           2,700          131
Air Products & Chemicals, Inc.                4,500          139
Danaher Corp.                                 2,800          138
Federated Department Stores, Inc.*            4,100          138
Starbucks Corp.*                              3,600          137
Lincoln National Corp.                        3,800          137
Comerica, Inc.                                3,050          137
Unicom Corp.                                  3,500          135
Coca-Cola  Enterprises, Inc.                  8,300          135
Alcan Aluminum Ltd.                           4,300          133
PECO Energy Co.                               3,300          133
Circuit City Stores, Inc.                     4,000          133
Dow Jones & Co., Inc.                         1,800          132
Hershey Foods Corp.                           2,700          131



The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              13

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                                MARKET
                                             NUMBER OF           VALUE
                                               SHARES            (000)
-----------------------------------------------------------------------
Golden West Financial Corp.                     3,200           $  131
Entergy Corp.                                   4,800              131
New York Times Co., Class A                     3,300              130
Apache Corp.                                    2,200              129
Ingersoll-Rand Co.                              3,200              129
Union Carbide Corp.                             2,600              129
Paine Webber Group, Inc.                        2,800              127
Consolidated Edison Co. of N.Y., Inc.           4,300              127
Raytheon Co.                                    6,600              127
Delta Air Lines, Inc.                           2,500              126
Loews Corp.                                     2,100              126
Dollar General Corp.                            6,460              126
Anadarko Petroleum  Corp.                       2,500              123
Synovus Corp.                                   6,850              121
AmSouth Bancorp.                                7,650              120
ALZA Corp.*                                     2,000              118
Sapient Corp.*                                  1,100              118
Ralston Purina Co.                              5,900              118
Archer-Daniels-Midland Co.                     11,923              117
Rockwell International Corp.                    3,700              117
Praxair, Inc.                                   3,100              116
SLM Holding Corp.                               3,100              116
Jefferson-Pilot Corp.                           2,050              116
McKesson HBOC, Inc.                             5,473              115
TJX Companies, Inc.                             6,100              114
Kerr-McGee Corp.                                1,907              112
Norfolk Southern Corp.                          7,500              112
Amerada Hess Corp.                              1,800              111


The Notes to Financial Statements are an integral part of these statements.

__
14

                                                            MARKET
                                            NUMBER OF        VALUE
                                               SHARES        (000)
-------------------------------------------------------------------
Mattel, Inc.                                  8,200      $   108
IMS Health Inc.                               6,000          108
Union Pacific Resources Group, Inc.           4,900          108
First Energy Corp.                            4,600          108
Columbia Energy Group.                        1,600          105
TRW, Inc.                                     2,400          104
Progressive Corp. Ohio                        1,400          104
Watson Pharmaceuticals, Inc.*                 1,900          102
Cincinnati Financial Corp.                    3,200          101
CP & L Energy Corp.*                          3,100           99
Bed Bath & Beyond Inc.*                       2,700           98
Price (T. Rowe)                               2,300           98
Ecolab, Inc.                                  2,500           98
Fort James Corp.                              4,200           97
MGIC Investment Corp.                         2,100           96
Tiffany & Co.                                 1,400           95
Constellation Energy Group                    2,900           94
Charter One Financial, Inc.                   4,100           94
Penney (J.C.) Co., Inc.                       5,100           94
Eaton Corp.                                   1,400           94
UNUM Provident Corp.                          4,674           94
Northrop Grumman Corp.                        1,400           93
Bear Stearns & Companies, Inc.                2,217           92
MBIA, Inc.                                    1,900           92
Ameren Corp.                                  2,700           91
CSX Corp.                                     4,300           91
Cabletron Systems, Inc.*                      3,600           91
Florida Progress Corp.                        1,900           89



The Notes to Financial Statements are an integral part of these statements.


                                                                              __
                                                                              15

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                            MARKET
                                             NUMBER OF       VALUE
                                               SHARES        (000)
-----------------------------------------------------------------------
Unisys Corp.                                  6,100       $   89
Dun & Bradstreet Corp.                        3,100           89
Peoplesoft, Inc.*                             5,212           87
Johnson Controls, Inc.                        1,700           87
Wellpoint Health Networks*                    1,200           87
Georgia-Pacific Corp.                         3,300           87
DTE Energy Co.                                2,800           86
Regions Financial Corp.                       4,300           85
Vulcan Materials Co.                          2,000           85
Bausch & Lomb, Inc.                           1,100           85
Knight-Ridder, Inc.                           1,600           85
Biomet, Inc.                                  2,200           85
Tricon Global Restaurants*                    2,990           84
Summit Bancorp.                               3,400           84
Sealed Air Corp.*                             1,596           84
Young & Rubicam                               1,400           80
Tosco, Inc.                                   2,800           79
Century Tel Enterprises, Inc.                 2,750           79
Cinergy Corp.                                 3,100           79
Union Planters Corp.                          2,800           78
Sabre Hldgs. Corp.                            2,707           77
AMR Corp.*                                    2,900           77
Harcourt General, Inc.                        1,400           76
Goodrich (B.F.) Co.                           2,200           75
Southtrust Corp.                              3,300           75
NCR Corp.*                                    1,900           74
Fortune Brands, Inc.                          3,200           74
Compuware Corp.*                              7,100           74



The Notes to Financial Statements are an integral part of these statements.

__
16

                                                              MARKET
                                             NUMBER OF         VALUE
                                               SHARES           (000)
-----------------------------------------------------------------------
Parker-Hannifin Corp.                           2,150          $    74
Equifax, Inc.                                   2,800               74
St. Jude Medical, Inc.*                         1,600               73
Eastman Chemical Co.                            1,500               72
Newmont Mining Corp.                            3,300               71
Huntington Bancshares, Inc.                     4,501               71
Tektronix, Inc.*                                  950               70
Genuine Parts Co.                               3,500               70
Whirlpool Corp.                                 1,500               70
Brown-Forman Corporation, Class B               1,300               70
New Century Energies, Inc.                      2,300               69
Toys 'R Us, Inc.*                               4,700               68
Millipore Corp.                                   900               68
Dana Corp.                                      3,201               68
Sherwin-Williams Co.                            3,200               68
Hilton Hotels Corp.                             7,200               68
Old Kent Financial Corp.                        2,520               67
Ceridian Corp.*                                 2,800               67
Sempra Energy Corp.                             3,955               67
Black & Decker Corp.                            1,700               67
Countrywide Credit Industries, Inc.             2,200               67
Citrix Systems, Inc.                            3,500               66
Thermo Electron Corp.*                          3,100               65
GPU, Inc.                                       2,400               65
K-Mart Corp.*                                   9,500               65
Torchmark Corp.                                 2,600               64
International Flavors & Fragrances, Inc.        2,100               63
Nordstrom, Inc.                                 2,600               63


The Notes to Financial Statements are an integral part of these statements.


                                                                              __
                                                                              17

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)


                                                            MARKET
                                            NUMBER OF        VALUE
                                               SHARES        (000)
---------------------------------------------------------------------
Leggett & Platt, Inc.                         3,800       $   63
Maytag Corp.                                  1,700           63
Goodyear Tire & Rubber Co.                    3,100           62
Conseco, Inc.                                 6,357           62
Block (H & R), Inc.                           1,900           62
PP & L Resources, Inc.                        2,800           61
Placer Dome, Inc.                             6,400           61
Northern States Power Co.                     3,000           61
Willamette Industries, Inc.                   2,200           60
PACCAR, Inc.                                  1,500           60
Perkinelmer, Inc.                               900           60
Phelps Dodge Corp.                            1,600           60
Autozone, Inc.*                               2,700           59
Parametric Technology Corp.*                  5,400           59
Novell, Inc.*                                 6,400           59
Cooper Industries, Inc.                       1,800           59
Sigma-Aldrich Corp.                           2,000           59
Inco Ltd.*                                    3,800           58
Pinnacle West Capital Corp.                   1,700           58
Hasbro, Inc.                                  3,800           57
Mallinckrodt Group, Inc.                      1,300           56
Nucor Corp.                                   1,700           56
Donnelley (R.R.) & Sons Co.                   2,500           56
Grainger (W.W.), Inc.                         1,800           55
VF Corp.                                      2,300           55
Rowan Companies, Inc.*                        1,800           55
HealthSouth Corp.*                            7,600           55
US Airways  Group, Inc.                       1,400           55


The Notes to Financial Statements are an integral part of these statements.


__
18



                                                            MARKET
                                            NUMBER OF        VALUE
                                               SHARES        (000)
---------------------------------------------------------------------
Andrew Corp.*                                 1,600        $  54
Sunoco, Inc.                                  1,800           53
Harrah's Entertainment, Inc.                  2,500           52
ITT Industries, Inc.                          1,700           52
Niagara Mohawk Power Co.*                     3,700           52
SuperValu, Inc.                               2,700           51
CMS Energy Corp.                              2,300           51
Mead Corp.*                                   2,000           51
SAFECO Corp.                                  2,500           50
Westvaco Corp.                                2,000           50
Ashland, Inc.                                 1,400           49
UST, Inc.                                     3,300           48
Bard (C.R.), Inc.                             1,000           48
Fluor Corp.                                   1,500           47
Temple-Inland, Inc.                           1,100           46
Adaptec Inc.*                                 2,000           46
Pall Corp.                                    2,400           44
Engelhard Corp.                               2,500           43
Coors (Adolph) Co., Class B                     700           42
Liz Claiborne, Inc.                           1,200           42
Autodesk, Inc.                                1,200           42
Winn-Dixie Stores, Inc.                       2,900           42
Wendy's International, Inc.                   2,300           41
Darden Restaurants, Inc.                      2,500           41
Stanley Works (The)                           1,700           40
Office Depot, Inc.*                           6,400           40
Crown Cork & Seal Co., Inc.                   2,500           38
Visteon Corp.                                 3,090           37



The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              19

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                                 MARKET
                                             NUMBER OF            VALUE
                                               SHARES             (000)
------------------------------------------------------------------------
Navistar International Corp.                    1,200            $   37
Allied Waste Industries, Inc.*                  3,700                37
Shared Medical Systems Corp.                      500                36
Energizer Holdings, Inc.*                       1,966                36
Tupperware Corp.                                1,600                35
Homestake Mining Co.                            5,100                35
FMC Corp.*                                        600                35
Great Lakes Chemical Corp.                      1,100                35
Owens-Illinois, Inc.*                           2,900                34
Meredith Corp.                                  1,000                34
Bemis Company, Inc.                             1,000                34
Alberto-Culver Co., Class B                     1,100                34
Rite-Aid Corp.*                                 5,100                33
Deluxe Corp.                                    1,400                33
Allegheny Technologies, Inc.                    1,800                32
Crane Co.                                       1,300                32
USX-U.S. Steel Group                            1,700                32
Eastern Enterprises                               500                31
Quintiles Transnational Co.*                    2,200                31
Brunswick Corp.                                 1,800                30
Freeport McMoRan Copper & Gold, Inc., Class B*  3,200                30
Hercules, Inc.                                  2,100                30
NICOR, Inc.                                       900                29
Snap-On, Inc.                                   1,100                29
Boise Cascade Corp.                             1,100                28
Centex Corp.                                    1,200                28
PACTIV*                                         3,400                27



The Notes to Financial Statements are an integral part of these statements.


__
20


                                                                 MARKET
                                           NUMBER OF              VALUE
                                              SHARES               (000)
------------------------------------------------------------------------
Consolidated Stores Corp.*                      2,200            $   26
Dillard, Inc., Class A                          2,100                26
American Greetings Corp., Class A               1,300                25
Ryder System, Inc.                              1,300                25
Louisiana-Pacific Corp.                         2,100                23
Peoples Energy Corp.                              700                23
Timken Co.                                      1,200                22
Cummins Engine Co., Inc.                          800                22
Thomas & Betts Corp.                            1,100                21
Potlatch Corp.                                    600                20
Ball Corp.                                        600                19
Worthington Industries, Inc.                    1,700                18
Kaufman & Broad Home Corp.                        900                18
Reebok International Ltd.*                      1,100                18
Longs Drug Stores Corp.                           800                17
Pulte Corp.                                       800                17
Grace (W.R.) & Co.                              1,400                17
Cooper Tire & Rubber Co.                        1,500                17
Polaroid Corp.                                    900                16
Humana, Inc.*                                   3,300                16
National Service Industries, Inc.                 800                16
Oneok, Inc.                                       600                16
Manor Care, Inc.*                               2,000                14
Briggs & Stratton Corp.                           400                14
Great Atlantic & Pacific Tea Co., Inc.            800                13
Armstrong World Industries, Inc.                  800                12
Russell Corp.                                     600                12
McDermott International, Inc.                   1,200                11


The Notes to Financial Statements are an integral part of these statements.


                                                                              __
                                                                              21

CHARTER LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                                MARKET
                                           NUMBER OF             VALUE
                                              SHARES              (000)
-----------------------------------------------------------------------
Owens-Corning Fiberglas Corp.                 1,100             $   10
Springs Industries, Inc., Class A               300                 10
Bethlehem Steel Corp.                         2,600                  9
Arch Coal, Inc.                                 344                  3
Huttig Building Products, Inc.*                 288                  1
Abercombie & Fitch Co.*                          27                  1
                                                            ------------
TOTAL COMMON STOCKS - 87.3%
    (Cost $185,580)                                            244,901
                                                            ------------

                                           PRINCIPAL
                                               (000)
                                         ------------

SHORT-TERM OBLIGATIONS - 12.6%

COMMERCIAL PAPER - 11.9%
American Express Credit Corp.
     6.78%, 07/06/00                         $  9,030            9,030
Ford Motor Corp.
     6.68%, 07/07/00                            5,316            5,316
General Electric Capital Corp
     6.77%, 7/5/00                             11,175           11,175
Household Finance Corp.
     6.88%, 7/3/00                              7,775            7,775
                                                       ----------------
                                                                33,296
                                                       ----------------



The Notes to Financial Statements are an integral part of these statements.


__
22


                                                                 MARKET
                                            PRINCIPAL             VALUE
                                                (000)              (000)
-----------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES- 0.7%
U.S. Treasury Bills,
     5.57%, 08/24/00**                      $   1,785       $    1,785
     5.56%, 09/21/00**                            175              175
                                                       ----------------
                                                                 1,960
                                                       ----------------
TOTAL SHORT-TERM OBLIGATIONS
     (Cost $35,256)                                             35,256
                                                       ----------------
TOTAL INVESTMENT IN SECURITIES - 99.9%
     (Total Cost $220,836)                                     280,157
Cash and Other Assets Less Liabilities 0.1%                        307
                                                       ----------------
NET ASSETS - 100.0%                                         $  280,464
                                                       ================

*     Non-income producing securities.
** This security or a portion thereof is pledged as collateral for Stock Index Futures Contracts. At June 30, 2000, the Fund was long 100 S&P 500 Futures Contracts expiring in September 2000. Unrealized loss amounted to $403,487. Underlying face value was $36,784,000, and underlying market value was $36,380,513.



---------------------------------------------------------------------
CHARTER LARGE COMPANY STOCK INDEX FUND
TEN LARGEST POSITIONS (UNAUDITED)
                                                (000)
General Electric Co.                         $ 10,208           3.6%
Intel Corp.                                     8,716           3.1%
Cisco Systems, Inc.                             8,606           3.1%
Microsoft Corp.                                 8,192           2.9%
Pfizer Corp.                                    5,880           2.1%
Exxon Corp.                                     5,318           1.9%
Wal-Mart Stores, Inc.                           4,996           1.8%
Oracle Systems Corp.                            4,636           1.7%
Citigroup, Inc.                                 3,955           1.4%
Nortel Networks Corp.                           3,933           1.4%
---------------------------------------------------------------------



The Notes to Financial Statements are an integral part of these statements.


                                                                              __
                                                                              23

CHARTER LARGE COMPANY
STOCK INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                                      (IN THOUSANDS)
------------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (Cost - $220,836)                     $  280,157
Cash                                                                              2
Variation margin receivable                                                     253
Interest and dividends receivable                                               238
Receivable for investments sold                                                 161
Other                                                                            30
                                                                       -------------
Total assets                                                                280,841
                                                                       -------------
LIABILITIES:
Payable for investments purchased                                               212
Administrative services payable                                                  56
Accrued advisory fees payable                                                    54
Custodian fees payable                                                           43
12b-1 and sub-accounting fees payable to Distributor                             12
                                                                       -------------
Total liabilities                                                               377
                                                                       -------------
NET ASSETS                                                               $  280,464
                                                                       =============

SHARES OUTSTANDING
Institutional Class ($14.60 net asset value per share)                       18,729
                                                                       =============
Premier Class ($9.11 net asset value per share)                                  92
                                                                       =============
Retail Class ($9.08 net asset value per share)                                  672
                                                                       =============
COMPONENTS OF NET ASSETS:
Paid in capital                                                          $  218,992
Overdistributed net investment income                                          (839)
Accumulated net realized gain on investments and futures                      3,394
Unrealized appreciation of investments and futures                           58,917
                                                                       -------------
NET ASSETS                                                               $  280,464
                                                                       =============

The Notes to Financial Statements are an integral part of these statements.


__
24



CHARTER LARGE COMPANY
STOCK INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                      (IN THOUSANDS)
------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends (net of taxes withheld of $12)                             $  1,657
     Interest                                                                  915
                                                                  -----------------
                                                                             2,572
EXPENSES:
     Investment advisory fees                                                  385
     Custodian fees and expenses                                                88
     Administrative services                                                    74
     Auditing and legal fees                                                    15
     Registration fees                                                          15
     Sub-accounting fees                                                         3
     Shareholder reports                                                         5
     12b-1 fees                                                                  3
     Trustees' fees                                                              2
     Other                                                                      22
                                                                  -----------------
Total expenses                                                                 612
     Less expenses waived by adviser or distributor                           (201)
                                                                  -----------------
Net expenses                                                                   411
                                                                  -----------------
NET INVESTMENT INCOME                                                        2,161
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                         36,342
     Net realized gain from futures contracts                                1,275
     Net unrealized depreciation of investments                            (38,869)
     Net unrealized depreciation of futures contracts                         (746)
                                                                  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      (1,998)
                                                                  -----------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                       $   163
                                                                  =================



The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              25

CHARTER LARGE COMPANY
STOCK INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000


                                                                              SIX MONTHS
                                                                                ENDED              YEAR ENDED
                                                                                2000               DECEMBER 31,
(IN THOUSANDS)                                                                (UNAUDITED)            1999
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                              $  2,161              $   3,506
Net realized gain from securities transactions                                       36,342                  1,884
Net realized gain from futures contracts                                              1,275                  2,165
Net unrealized depreciation of investments                                          (38,869)                  (405)
Net unrealized depreciation of futures                                                 (746)                53,237
                                                                          ------------------  ---------------------
Net increase in net assets from operations                                              163                 60,387
                                                                          ------------------  ---------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
     Institutional Class ($0.13 and $0.223 per share, respectively)                  (2,977)                (4,723)
     Premier Class ($0.081 per share)                                                    (3)
     Retail Class ($0.081 per share)                                                    (16)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS:
     Institutional Class ($1.507 and $0.147 per share, respectively)                (34,627)                (3,114)
     Premier Class ($0.94 per share)                                                    (37)
     Retail Class ($0.939 per share)                                                   (187)
                                                                          ------------------  ---------------------
Total distributions to shareholders                                                 (37,847)                (7,837)
                                                                          ------------------  ---------------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class
Net proceeds from sales of shares                                                    21,025                    765
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                                  37,604                  7,837
                                                                          ------------------  ---------------------
                                                                                     58,629                  8,602
Cost of shares redeemed                                                            (100,000)                     -
                                                                          ------------------  ---------------------
                                                                                    (41,371)                 8,602
                                                                          ------------------  ---------------------
Premier Class
Net proceeds from sales of shares                                                       961
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                                      40
                                                                          ------------------
                                                                                      1,001
Cost of shares redeemed                                                                (129)
                                                                          ------------------
                                                                                        872
                                                                          ------------------
Retail Class
Net proceeds from sales of shares                                                     6,368
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                                     203
                                                                          ------------------
                                                                                      6,571
Cost of shares redeemed                                                                (341)
                                                                          ------------------
                                                                                      6,230
                                                                          ------------------  ---------------------
Net increase (decrease) from Fund share transactions                                (34,269)                 8,602
                                                                          ------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS                                               (71,953)                61,152

NET ASSETS:
Beginning of period                                                                 352,417                291,265
                                                                          ------------------  ---------------------
End of period (including overdistributed net investment
     income of $839 and $4)                                                       $ 280,464              $ 352,417
                                                                          ==================  =====================


The Notes to Financial Statements are an integral part of these statements.

__
26



CHARTER LARGE COMPANY
STOCK INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS
CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)



                                                                      SIX MONTHS
                                                                       ENDED              YEAR ENDED
                                                                        2000             DECEMBER 31,
(IN THOUSANDS)                                                       (UNAUDITED)           1999
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Shares sold                                                                  1,390                       51
Shares issued in reinvestment of dividends and distributions                 2,562                      491
                                                                  -----------------   ----------------------
                                                                             3,952                      542
Shares redeemed                                                              6,812                        -
                                                                  -----------------   ----------------------
Net increase in shares outstanding                                          (2,860)                     542
                                                                  =================   ======================
PREMIER CLASS
Shares sold                                                                    101
Shares issued in reinvestment of dividends and distributions                     4
                                                                  -----------------
                                                                               105
Shares redeemed                                                                 13
                                                                  -----------------
Net increase in shares outstanding                                              92
                                                                  =================
RETAIL CLASS
Shares sold                                                                    687
Shares issued in reinvestment of dividends and distributions                    22
                                                                  -----------------
                                                                               709
Shares redeemed                                                                 37
                                                                  -----------------
Net increase in shares outstanding                                             672
                                                                  =================




The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              27

CHARTER LARGE COMPANY
STOCK INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Large Company Stock Index Fund is separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Charter Large Company Stock Index Fund seeks long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub-accounting fee. The Premier Class Shares have a sub-accounting fee. The Retail Class Shares have a 12b-1 fee and a sub-accounting fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION: Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that


__
28


day, at the last bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

FUTURES CONTRACTS: The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend



                                                                              __
                                                                              29

CHARTER LARGE COMPANY
STOCK INDEX FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED


income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities,


__
30


and extraordinary expenses) exceed 0.25% annually of average daily net assets for the Institutional Class, 0.35% annually of average daily net assets for the Premier Class, and 0.60% annually for the Retail Class, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2000, the Fund paid or accrued $74,306.

With respect to Retail Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually ($3,363 through 6/30/00) to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a sub-accounting fee payable to CFS equal to 0.20% annually ($517 and $2,691, respectively, through 6/30/00). The sub-accounting and 12b-1 fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

                                                                              __
                                                                              31

CHARTER LARGE COMPANY
STOCK INDEX FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED


3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.


4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2000 were $10,645,779 and $106,261,620, respectively.

At June 30, 2000, the cost of securities for federal income tax purposes was $220,836,455. The Fund had net unrealized appreciation of investment of $59,320,069, consisting of gross unrealized appreciation of $79,957,079 and gross unrealized depreciation of $20,637,010 for federal income tax purposes.

5. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value.



__
32



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                                                                              __
                                                                              33

CHARTER LARGE COMPANY
STOCK INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

6. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:



                                        PREMIER CLASS      RETAIL CLASS
-----------------------------------------------------------------------
                                            FOR THE         FOR THE
                                             PERIOD         PERIOD
                                            1/21/00(3)      1/21/00(3)
                                               TO             TO
(UNAUDITED)                                 6/30/00         6/30/00
-----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.00        $ 10.00

INCOME FROM INVESTMENT OPERATIONS

  Net investment income                           0.09           0.08

  Net realized and unrealized gain (loss) on
    securities                                    0.04           0.02
                                                  -----          ----

TOTAL FROM INVESTMENT OPERATIONS                  0.13           0.10
                                                  -----          ----

LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.08)         (0.08)
  Distributions from capital gains               (0.94)         (0.94)
                                                 ------         ------
TOTAL DISTRIBUTIONS                              (1.02)         (1.02)
                                                 ------         ------
NET ASSET VALUE, END OF PERIOD                 $  9.11        $  9.08
                                               ========       ========
TOTAL RETURN (1)                                  1.25% (4)      0.92% (4)
RATIOS TO AVERAGE NET ASSETS
  Expenses                                        0.35% (5)      0.60% (5)
  Net investment income                           1.45% (5)      1.23% (5)
  Fees and expenses waived or borne
    by the Adviser or Distributor                 0.20% (5)      0.22% (5)
  Portfolio turnover                                 4% (4)         4% (4)
  Net assets, end of period (000 omitted)       $  836        $ 6,104

(1) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(2) For the period July 1, 1997 (commencement of operations, Institutional Class) to December 31, 1997.
(3) Commencement of operations, Premier and Retail Classes.
(4) Not annualized.
(5) Annualized.


__
34


[THE TABLE BELOW APPEARS HORIZONTALLY TO THE RIGHT OF THE ABOVE TABLE AS A CONTINUATION AND SPANS ACROSS PP. 34-35.]


                   INSTITUTIONAL CLASS
------------------------------------------------------------
  SIX MONTHS
     ENDED
    JUNE 30,               YEARS ENDED DECEMBER 31,
     2000           1999         1998          1997(2)
------------------------------------------------------------


$   16.32        $ 13.84      $ 10.95        $ 10.00


     0.09           0.17         0.13           0.07


    (0.17)          2.68         2.97           0.95
    ------          -----        -----          -----
    (0.08)          2.85         3.10           1.02
    ------          -----        -----          -----



    (0.13)         (0.22)       (0.16)         (0.07)
    (1.51)         (0.15)       (0.05)           -
    ------         ------       ------        -------
    (1.64)         (0.37)       (0.21)         (0.07)
    ------         ------       ------        -------

$   14.60        $ 16.32      $ 13.84        $ 10.95
==========       ========     ========       ========

    (0.57)% (4)     20.66%       28.28%         10.23% (4)

     0.25% (5)      0.35%        0.35%          0.35% (5)
     1.41% (5)      1.12%        1.27%          1.57% (5)

     0.12% (5)      0.01%        0.08%          0.35% (5)
        4% (4)         3%           3%             4% (4)
$ 273,524      $ 352,441    $ 291,265      $ 105,845


                                                                              __
                                                                              35

CHARTER LARGE COMPANY
STOCK INDEX FUND


Charter Large Company Stock Index Fund is an open-end, diversified management investment company that invests primarily in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, CT 06115-0476
telephone: 1.888.CIGNA.FS or 1.888.244.6237).

TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA RETIREMENT & INVESTMENT SERVICES AND
CHAIRMAN OF THE BOARD, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS,
FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY




__
36

[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA FINANCIAL SERVICES, INC.

P.O. Box 150476 . Hartford, CT 06115-0476
www.cigna.com . Member NASD/SIPC


                                                            545726



________________________________________________________________________________


                               CIGNA FUNDS GROUP

________________________________________________________________________________

                     [A BUILDING GRAPHIC APPEARS IN THE BACKGROUND OF THIS PAGE]

                                                               CHARTER FUNDS/SM/


                                                                         CHARTER

                                                                           LARGE

                                                                         COMPANY

                                                                           STOCK

                                                                           INDEX

                                                                            FUND



                                                               Semiannual Report
                                                                   June 30, 2000




[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA Financial Services, Inc.